Tax provision - Deferred income tax liabilities (assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 391	$ 602
Deferred tax assets	(6)	(7)
Deferred tax liabilities	397	609
Net operating losses	111	95
Net operating losses, not yet recognized	22	30
Capital losses, not yet recognized	111	95
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	724	304
State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	349	227
Net operating losses, not yet recognized	211	205
Property, Plant And Equipment And Intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	599	681
Reforestation And Decommissioning Obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(34)	(27)
Employee Benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(29)	(25)
Export Duty Deposits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	79	93
Tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(176)	(70)
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(19)	(16)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (29)	$ (34)